Premises and Equipment	12 Months Ended
Dec. 31, 2021
Premises and Equipment
Premises and Equipment

Note 5:   Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2021	2020

	(In thousands)
Land, buildings and improvements	$19,838	$19,956
Furniture and equipment	15,079	15,051
Computer software	2,284	2,225
	37,201	37,232
Less accumulated depreciation	(24,444)	(23,489)
Net premises and equipment	$12,757	$13,743